Net (loss) / income per share attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator
Net (loss) / income attributable to the Company - basic		$ (50,132)	$ (1,430)	$ (69,604)	$ 1,626
Net (loss) / income attributable to the Company - diluted		$ (50,132)	$ (1,430)	$ (69,604)	$ 1,626
Denominator
Weighted average shares – basic		59,294,514	60,696,289	59,562,894	61,162,889
Weighted average shares – diluted	[1]	59,294,514	60,696,289	59,562,894	61,671,131
Net (loss) / income per share attributable to the Company
Basic		$ (0.85)	$ (0.02)	$ (1.17)	$ 0.03
Diluted		$ (0.85)	$ (0.02)	$ (1.17)	$ 0.03

[1]	The denominator used in the calculation of diluted net income per share for the six months ended June 30 2024, includes an additional 508,242 shares representing the dilutive effect of restricted stock units.